Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Total liabilities	$ 17	$ 33	$ 6,486
Level 1 [Member]
Liabilities:
Total liabilities
Level 2 [Member]
Liabilities:
Total liabilities
Level 3 [Member]
Liabilities:
Total liabilities	17	33
Liability classified warrants [Member]
Liabilities:
Total liabilities	17	33	2,307
Liability classified warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Liability classified warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Liability classified warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities	$ 17	33
Convertible notes [Member]
Liabilities:
Total liabilities			4,179
Fair Value, Recurring [Member]
Liabilities:
Total liabilities		33
Fair Value, Recurring [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities:
Total liabilities		33
Fair Value, Recurring [Member] | Liability classified warrants [Member]
Liabilities:
Total liabilities		33
Fair Value, Recurring [Member] | Liability classified warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Liability classified warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Liability classified warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities		$ 33
Fair Value, Recurring [Member] | Convertible notes [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Convertible notes [Member] | Level 2 [Member]
Liabilities:
Total liabilities